Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	TOP KINGWIN LTD
Entity Central Index Key	0001938865
Entity File Number	001-41672
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	15N, Block B
Entity Address, Address Line Two	Zhongzhou Holding Financial Center
Entity Address, Address Line Three	Intersection of Houhai Avenue and Haide 1st Road
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518064
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0625
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,298,365
Class B Ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	58,861
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Ruilin Xu
Contact Personnel Email Address	tcjh@tcjhgw.cn
Entity Address, Address Line One	15N, Block B
Entity Address, Address Line Two	Zhongzhou Holding Financial Center
Entity Address, Address Line Three	Intersection of Houhai Avenue and Haide 1st Road
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518064
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	400 661 3113